Schedule of Stock Option Activity to Employees and Directors[Table Text Block] (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 1	$ 1,130,000
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 2	0.54
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 3	$ 1,125,000
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 4	0.58
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 5	$ (410,000)
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 6	(0.59)
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 7	$ (25,000)
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 8	(0.45)
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 9	$ (150,000)
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 10	(0.41)
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 11	$ 1,670,000
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 12	0.56
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 13	$ 1,300,000
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 14	0.62
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 15	$ (50,000)
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 16	(0.53)
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 17	$ (120,000)
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 18	(0.53)
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 19	$ (140,000)
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 20	(0.45)
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 21	$ 2,660,000
Additional Paid-in Capital Schedule Of Stock Option Activity To Employees And Director 22	0.60